Average Annual Total Returns{- Franklin LifeSmart™ 2045 Retirement Target Fund} - Franklin Templeton Fund Allocator Series RTF-25 - Franklin LifeSmart™ 2045 Retirement Target Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	15.61%	5.13%	7.53%	14.78%	4.13%	6.66%	9.81%	3.80%	5.92%	20.35%	5.54%	7.35%	21.95%	6.06%	7.89%	22.69%	6.65%	8.14%	[1]	22.53%	6.59%	8.42%	27.30%	9.00%	9.37%	7.13%	2.51%	2.68%

[1]	1. Since inception May 1, 2013.